Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
Future minimum lease payments under leases	Years Ending December 31:
2013	$51,432
2014	6,360
2015	6,360
2016	6,360
Total	$70,512

Analysis of the leased assets included in Property and Equipment
September 30, 2013
Equipment	$79,210
Less accumulated depreciation	(27,006)
Total	$52,204

Schedule by years of future minimum payments required under the lease
Year Ending December 31:
2013	$8,193
2014	32,768
2015	22,527
2016	3,580

Total minimum lease payments	67,068
Less amount representing interest	(11,386)
Present value of minimum lease payments	$55,672